Impairment testing (Details Narrative) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] - In-Process Research and Development ("IPRD") [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Impairment charge on non financial assets	£ 1,500
Description of goodwill and IPRD allocated to the acquired cash generating unit

The assets of the Midatech Pharma Wales Ltd (“MPW”) CGU were valued as at 31 December 2017 and 31 December 2016 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 13-14 year (2016: 14-15 year, 2015: 15-16 years), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the investment is long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long-term growth rate of 5% was used.

The assets of the Midatech Pharma Wales Ltd (?MPW?) CGU were valued as at 31 December 2017 and 31 December 2016 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 13-14 year (2016: 14-15 year, 2015: 15-16 years), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the investment is long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long-term growth rate of 5% was used.